Submission	Apr. 06, 2026
Submission [Line Items]
Central Index Key	0002123969
Registrant Name	RRE Ventures Acquisition Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A